Investments in Joint Ventures (Details) (USD $) In Billions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Investments in Joint Ventures (Details) [Line Items]
Number Of Investments Held In Joint Ventures	13
Minimum Percentage Of Noncontrolling Ownership Interest In Joint Ventures	33.00%
Maximum Percentage Of Noncontrolling Ownership Interest In Joint Ventures	85.00%
Equity Investments Fair Value Joint Ventures	$ 2.6	$ 2.3
Accounts Proportionate Share Of Mortgage Loans Payable Within Joint Venture Investments At Fair Value	1.6	1.8
Accounts Share In Outstanding Principal Of Mortgage Loans Payable Within Joint Ventures	$ 1.6	$ 1.8
DDRTCLLC [Member]
Investments in Joint Ventures (Details) [Line Items]
Percentage Of Net Assets In Joint Venture Investments	2.40%
Percentage Of Invested Assets In Joint Venture Investments	2.20%